UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
 (Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
 (Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
 (Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.
Schedule of Investments September 30, 2016 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 74.5%
Banks - 0.5%
Comerica	2,600	$123,032

Consumer Discretionary - 6.8%
Brinker International	4,900	247,107
Darden Restaurants	5,900	361,788
Lowe's Companies	1,700	122,757
McDonald's	2,900	334,544
Yum! Brands	6,600	599,346
		1,665,542
Consumer Staples - 16.0%
Campbell Soup	4,100	224,270
Coca-Cola	13,000	550,160
Colgate-Palmolive	6,100	452,254
Diageo - ADR	4,830	560,473
Edgewell Personal Care *	3,300	262,416
Energizer Holdings	2,200	109,912
Mondelez International, Class A	11,250	493,875
Tootsie Roll Industries	18,318	674,652
Walgreens Boots Alliance	5,150	415,193
Wal-Mart Stores	2,240	161,549
		3,904,754
Diversified Financial Services - 2.8%
Invesco	4,700	146,969
Leucadia National	10,300	196,112
T. Rowe Price Group	5,100	339,150
		682,231
Energy - 5.1%
Clayton Williams Energy *	2,700	230,688
ConocoPhillips	6,200	269,514
Hess	6,700	359,254
Noble Energy	10,600	378,844
		1,238,300
Healthcare - 9.4%
Abbott Laboratories	14,600	617,434
AstraZeneca - ADR	12,100	397,606
Eli Lilly & Co.	2,600	208,676
GlaxoSmithKline - ADR	6,850	295,441
Johnson & Johnson	4,900	578,837
Merck & Co.	3,100	193,471
		2,291,465
Industrials - 1.1%
Eaton	4,050	266,126

Information Technology - 8.1%
Automatic Data Processing	4,000	352,800
Comtech Telecommunications	8,600	110,166
FLIR Systems	18,150	570,273
Microsoft	7,050	406,080
Paychex	3,000	173,610
Science Applications International	5,200	360,724
		1,973,653
Insurance - 14.8%
Berkshire Hathaway, Class B *	3,400	491,198
Brown & Brown	9,800	369,558
CNA Financial	4,100	141,081
Endurance Specialty Holdings	10,200	667,590
First American Financial	4,500	176,760
Hartford Financial Services Group	16,200	693,684
Loews	9,100	374,465
RenaissanceRe Holdings	3,414	410,226
Selective Insurance Group	7,600	302,936
		3,627,498
Metals & Mining - 0.4%
Alamos Gold, Class A	12,322	101,040

Paper & Forest Products - 3.5%
Domtar	15,851	588,548
Louisiana-Pacific *	14,800	278,684
		867,232
Real Estate - 3.4%
Four Corners Property Trust	21,348	455,353
Post Properties	5,850	386,860
		842,213
Telecommunication Services - 2.1%
Telephone & Data Systems	18,800	510,984

Utilities - 0.5%
TransAlta	26,500	117,925
Total Common Stocks
(Cost $15,996,233)		18,211,995

CONVERTIBLE BONDS - 19.2%	Par
Healthcare - 3.5%
Hologic
0.000%, 12/15/2043	$550,000	674,437
Medicines
1.375%, 06/01/2017	132,000	189,503
		863,940
Industrials - 3.3%
Chart Industries
2.000%, 08/01/2018	825,000	810,562

Information Technology - 6.0%
Akamai Technologies
0.000%, 02/15/2019	290,000	283,294
Electronics For Imaging
0.750%, 09/01/2019	460,000	508,875
Verint Systems
1.500%, 06/01/2021	700,000	663,250
		1,455,419
Metals & Mining - 3.2%
RTI International
1.625%, 10/15/2019	725,000	773,031

Real Estate - 3.2%
Forestar Group
3.750%, 03/01/2020	825,000	778,594
Total Convertible Bonds
(Cost $4,671,630)		4,681,546

CORPORATE BONDS - 3.8%
Consumer Staples - 2.4%
CVS Health
2.250%, 08/12/2019	263,000	267,945
Walgreens Boots Alliance
2.700%, 11/18/2019	300,000	309,145
		577,090
Healthcare - 1.4%
Amgen
2.200%, 05/22/2019	350,000	356,502
Total Corporate Bonds
(Cost $917,414)		933,592

SHORT-TERM INVESTMENT - 2.4%	Shares
Invesco Treasury Portfolio, Institutional Class, 0.220%^
(Cost $584,233)	584,233	584,233

Total Investments - 99.9%
(Cost $22,169,510)		24,411,366
Other Assets and Liabilities, Net - 0.1%		27,791
Total Net Assets - 100.0%		$24,439,157

* Non-income producing security
ADR - American Depositary Receipt
^	The rate shown is the annualized seven-day effective yield as of September 30, 2016.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2016, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$18,211,995	$-	$-	$18,211,995
Convertible Bonds	-	4,681,546	-	4,681,546
Corporate Bonds	-	933,592	-	933,592
Short-Term Investment	584,233	-	-	584,233
Total Investments	$18,796,228	$5,615,138	$-	$24,411,366

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments September 30, 2016 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 89.9%
Banks - 20.8%
Banc of California	43,800	$764,748
Bank of N.T. Butterfield & Son *	46,300	1,146,388
Beneficial Bancorp	92,800	1,365,088
Blue Hills Bancorp	64,900	974,798
Capital Bank Financial, Class A	4,600	147,706
Capital City Bank Group	21,100	311,647
Central Pacific Financial	52,600	1,324,994
Chicopee Bancorp	26,200	484,700
Citigroup	19,270	910,122
Clifton Bancorp	98,184	1,501,233
Comerica	10,600	501,592
First Connecticut Bancorp	47,300	841,467
HomeTrust Bancshares *	118,400	2,190,400
KeyCorp	109,600	1,333,832
OceanFirst Financial	102,400	1,972,224
Oritani Financial	40,450	635,874
SI Financial Group	48,600	641,520
Stonegate Bank	13,800	465,750
Waterstone Financial	100,100	1,700,699
Westfield Financial	100,500	768,825
		19,983,607
Chemicals - 1.6%
H.B. Fuller	32,300	1,500,981

Consumer Discretionary - 6.9%
Brinker International	30,900	1,558,287
Darden Restaurants	10,400	637,728
Del Frisco's Restaurant Group *	66,300	893,061
Habit Restaurants *	45,700	639,800
Home Depot	11,900	1,531,292
Hyatt Hotels, Class A *	16,600	817,052
Noodles & Company *	117,100	557,396
		6,634,616
Consumer Staples - 7.0%
Church & Dwight	42,400	2,031,808
Diageo - ADR	8,300	963,132
Mondelez International, Class A	22,600	992,140
Stock Spirits Group	396,800	793,322
Tootsie Roll Industries	52,103	1,918,954
		6,699,356

Diversified Financial Services - 7.5%
Federated Investors, Class B	69,200	2,050,396
Franklin Resources	26,600	946,162
Invesco	48,100	1,504,087
Leucadia National	50,500	961,520
T. Rowe Price Group	26,500	1,762,250
		7,224,415
Energy - 3.5%
Hess	35,100	1,882,062
Noble Energy	42,400	1,515,376
		3,397,438
Healthcare - 5.6%
Aralez Pharmaceuticals *	137,200	665,420
AstraZeneca - ADR	16,200	532,332
Haemonetics *	21,900	792,999
Invacare	27,400	306,058
Merck & Co.	15,448	964,110
Patterson Companies	45,700	2,099,458
		5,360,377
Industrials - 5.3%
CIRCOR International	31,800	1,894,008
Johnson Controls International	20,915	973,152
Landstar System	13,100	891,848
Powell Industries	32,600	1,305,630
		5,064,638
Information Technology - 8.9%
FLIR Systems	56,800	1,784,656
Maxim Integrated Products	20,300	810,579
Microsoft	26,600	1,532,160
Paychex	26,000	1,504,620
Synopsys *	11,600	688,460
VeriSign *	9,900	774,576
Xilinx	27,200	1,478,048
		8,573,099
Insurance - 17.7%
AMERISAFE	4,600	270,388
Brown & Brown	69,800	2,632,158
CNA Financial	15,100	519,591
Endurance Specialty Holdings	39,800	2,604,910
Federated National Holding	59,800	1,117,662
Primerica	22,600	1,198,478
ProAssurance	11,900	624,512
RenaissanceRe Holdings	13,300	1,598,128
Safety Insurance Group	7,400	497,428
Selective Insurance Group	20,300	809,158
State National Companies	60,400	671,648
Torchmark	32,700	2,089,203
Validus Holdings	47,900	2,386,378
		17,019,642
Metals & Mining - 2.2%
Kinross Gold *	79,800	335,958
Newmont Mining	44,900	1,764,121
Victoria Gold *	96,500	46,136
		2,146,215

Paper & Forest Products - 0.5%
Domtar	12,300	456,699

Real Estate - 1.7%
Easterly Government Properties	200	3,816
Four Corners Property Trust	18,547	395,608
Parkway Properties	69,750	1,186,447
		1,585,871
Utilities - 0.7%
Public Service Enterprise Group	15,300	640,611
Total Common Stocks
(Cost $74,932,881)		86,287,565

CONVERTIBLE BONDS - 2.2%	Par
Healthcare - 1.8%
Hologic
2.000%, 12/15/2037	$1,000,000	1,685,000
Real Estate - 0.4%
Forestar Group
3.750%, 03/01/2020	450,000	424,687
Total Convertible Bonds
(Cost $1,651,778)		2,109,687

SHORT-TERM INVESTMENT - 7.8%	Shares
Invesco Treasury Portfolio, Institutional Class, 0.220%^
(Cost $7,487,252)	7,487,252	7,487,252

Total Investments - 99.9%
(Cost $84,071,911)		95,884,504
Other Assets and Liabilities, Net - 0.1%		64,920
Total Net Assets - 100.0%		$95,949,424

* Non-income producing security
ADR - American Depositary Receipt
^	The rate shown is the annualized seven-day effective yield as of September 30, 2016.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2016, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$86,287,565	$-	$-	$86,287,565
Convertible Bonds	-	2,109,687	-	2,109,687
Short-Term Investment	7,487,252	-	-	7,487,252
Total Investments	$93,774,817	$2,109,687	$-	$95,884,504

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$22,169,510	$84,071,911

Gross unrealized appreciation	3,083,156	14,523,695
Gross unrealized depreciation	(841,300)	(2,711,102)
Net unrealized appreciation	$2,241,856	$11,812,593

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title) /s/ John D. Gillespie
                                           John D. Gillespie, President

Date November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
                                           John D. Gillespie, President

Date  November 28, 2016

By (Signature and Title) /s/ Peter N. Perugini
                                           Peter N. Perugini, Treasurer

Date  November 28, 2016